Investments	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Investments

15. Investments

Investments in fixed maturity securities with original maturities of ninety-one to 365 days are classified as available-for-sale as of December 31, 2021, and are shown below ($ in thousands):

Investment type	Amortized Cost	Unrealized Losses	Fair Value
Corporate bonds	$32,349	$(17)	$32,332
Total	$32,349	$(17)	$32,332

There were no credit losses recognized for the year ended December 31, 2021 and no allowance for credit losses as of December 31, 2021. There were no realized gains or losses on investments during the year ended December 31, 2021.